Property and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Accrued expenses	$ 15,972,000	$ 9,081,000
Computer Hardware | Minimum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	3 years
Computer Hardware | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Fixtures and fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful life of property and equipment	5 years
Property and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Accrued expenses	$ 500,000
Property and Equipment | Maximum
Disclosure Of Property Plant And Equipment [Line Items]
Accrued expenses		$ 100,000